UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund: BlackRock Preferred Partners LLC (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2018

Date of reporting period: 06/30/2017

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2017 (Unaudited)

Portfolio Funds(a)(b)	Acquisition Date	Cost	Value	% of Members Capital
Directional Trading
Crabel Fund SPC Ltd. Segregated Portfolio AA, Alternative Fee:
Series 122	10/01/16	$800,000	$720,493	1.5%
Series 123	11/01/16	1,200,000	1,121,633	2.4%

		2,000,000	1,842,126	3.9%

D.E. Shaw Oculus International Fund, Liquidity Class	9/01/11	1,460,348	1,926,300	4.1%
Ellington Quantitative Macro Fund Ltd., Class A, Founder:
Series 05-2015	5/01/15	1,243,761	1,391,863	3.0%
Series 03-2016	3/01/16	248,752	248,218	0.5%
Series 04-2016	4/01/16	207,294	212,212	0.4%

		1,699,807	1,852,293	3.9%

Graticule Asia Macro Fund Ltd., Class A, Series 05-2011	4/01/12	2,987,278	3,782,037	8.0%
QMS Diversified Global Macro Offshore Fund Ltd., Class NV:
Series 01-2014	1/01/14	1,017,622	1,043,757	2.2%
Series 02-2014	2/01/14	500,000	527,281	1.1%
Series 03-2014	3/01/14	250,000	264,158	0.6%

		1,767,622	1,835,196	3.9%

		9,915,055	11,237,952	23.8%

Event Driven
Jet Capital Concentrated Offshore Fund, Ltd., Class E, Non-Voting Shares, Series 1, 06-2011	7/01/13	1,812,210	2,015,222	4.3%
Pentwater Event Fund, Ltd., Class F-NV-U, Initial Series	9/01/11	2,610,077	4,107,286	8.7%

		4,422,287	6,122,508	13.0%

Fundamental Long/Short
Anchor Bolt Offshore Fund Ltd., Class A1, Series 1	10/01/13	1,568,978	2,039,511	4.3%
GCM Offshore Equity Partners LP, Class A	12/01/15	1,067,554	1,393,882	3.0%
Glenview Capital Partners (Cayman), Ltd., Class G/84	9/01/11	1,402,160	2,184,425	4.6%
Myriad Opportunities Offshore Fund, Ltd.:
Class B, Series 40	7/01/12	2,035,278	3,038,788	6.5%
Class TPI1, Series B 40	7/01/12	74,710	105,794	0.2%
Class TPI2, Series B 40	7/01/12	81,616	137,540	0.3%

		2,191,604	3,282,122	7.0%

Nokota Capital Offshore Fund Ltd., Series A3	5/01/17	2,000,000	1,972,349	4.2%
One William Street Capital Offshore Fund, Ltd., Class DD Initial Series AA	9/01/11	1,537,523	2,227,346	4.7%
Panning Overseas Fund, Ltd., Series A-1, Initial Series	11/01/12	1,684,244	1,876,778	4.0%
Pelham Long/Short Fund, Ltd., Class A	1/01/15	1,845,929	2,282,951	4.8%

		13,297,992	17,259,364	36.6%

BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2017	1

Schedule of Investments (concluded)

Portfolio Funds(a)(b)	Acquisition Date	Cost	Value	% of Members Capital
Relative Value
BG Fund, Class D	9/01/11	$2,538,571	$3,821,979	8.1%
Citadel Global Fixed Income Fund, Ltd., Class A	10/01/12	1,415,810	1,989,630	4.2%
Magnetar Capital Fund II, Ltd., Class G:
Series 14	3/01/13	650,478	731,770	1.6%
Series 15	4/01/13	200,000	221,843	0.5%
Series 18	12/01/12	294,165	340,812	0.7%

		1,144,643	1,294,425	2.8%

Pine River Liquid Rates Fund, Ltd., Class Q-A, Series 29	2/01/15	1,558,284	2,195,418	4.7%
Stratus Feeder LP, Series 1.5	3/01/15	2,567,972	2,796,894	5.9%

		9,225,280	12,098,346	25.7%
Total Investments		$36,860,614	46,718,170	99.1%

Other Assets Less Liabilities			421,311	0.9%

Members’ Capital			$47,139,481	100.0%

(a)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $46,718,170, representing 99.1% of its members’ capital as of period end, and an original cost of $36,860,614.

(b)	Non-income producing security.

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs).

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

As of June 30, 2017, certain of the Fund’s investments were valued using net asset value per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

During the period ended June 30, 2017, there were no transfers between levels.

2	BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Preferred Partners LLC

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Preferred Partners LLC

Date: August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Preferred Partners LLC

Date: August 22, 2017